CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Sep. 30, 2014
ASSETS
Cash and amounts due from depository institutions	$ 11,996,951	$ 13,746,207
Federal funds sold and overnight interest-bearing deposits	67,786,775	67,802,886
Total cash and cash equivalents	79,783,726	81,549,093
Debt and mortgage-backed securities available for sale, at fair value	5,326,831	13,079,606
Debt and mortgage-backed securities held to maturity, at amortized cost (fair value of $42,319,807 and $28,496,302 at September 30, 2015 and 2014, respectively)	42,201,040	28,351,669
Capital stock of Federal Home Loan Bank and Federal Reserve Bank, at cost	11,156,300	8,267,800
Mortgage loans held for sale, at fair value at September 30, 2015 and lower of cost or market at September 30, 2014	112,651,387	58,139,427
Loans receivable (net of allowance for loan losses of $15,799,107 and $15,978,421 at September 30, 2015 and 2014, respectively)	1,188,369,404	1,110,861,490
Real estate acquired in settlement of loans (net of allowance for losses of $76,700 and $741,429 at September 30, 2015 and 2014, respectively)	5,150,663	5,802,254
Premises and equipment, net	17,589,765	17,259,351
Goodwill	3,938,524	3,938,524
Accrued interest receivable	3,151,019	2,969,854
Bank-owned life insurance	34,571,455	33,670,148
Deferred tax assets, net	8,391,617	8,998,844
Prepaid expenses, accounts receivable and other assets	9,412,615	7,208,585
Total assets	1,521,694,346	1,380,096,645
LIABILITIES:
Deposits	1,137,804,738	1,021,653,104
Borrowed money	219,853,652	210,940,082
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	4,936,967	4,174,043
Accrued interest payable	488,647	354,524
Other liabilities	17,523,252	11,269,756
Total liabilities	1,400,196,256	1,267,980,509
STOCKHOLDERS' EQUITY :
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,082,087 shares issued at September 30, 2015 and 2014	130,821	130,821
Treasury stock - at cost (1,259,395 and 1,399,240 shares at September 30, 2015 and 2014, respectively)	(11,981,018)	(12,657,442)
Additional paid-in capital	61,871,570	62,739,343
Accumulated other comprehensive income (loss), net	3,204	(26,210)
Retained earnings	71,473,513	61,929,624
Total stockholders' equity	121,498,090	112,116,136
Total liabilities and stockholders' equity	$ 1,521,694,346	$ 1,380,096,645